Commercial Mortgage Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Commercial Mortgage Loans
Commercial Mortgage Loans
The following table is a summary of the Company's commercial mortgage loan portfolio:

		September 30, 2016			December 31, 2015
Loan Type	Property Type	Par Value		Percentage	Par Value		Percentage
		(In thousands)			(In thousands)
Senior	Student Housing — Multifamily	$17,200		100.0%	$17,200		21.6%
Senior	Retail	—	(1)	—%	18,150	(1)	22.7%
Senior	Hospitality	—	(1)	—%	44,500	(1)	55.7%
		$17,200		100.0%	$79,850		100.0%
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(1)	These loans were classified as held for sale as of December 31, 2015 and were sold during the nine months ended September 30, 2016 for $56.9 million.
Credit Characteristics
As part of the Company's process for monitoring the credit quality of its loans, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its performing loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description
1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.
2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.
3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.
4	Underperforming investment with some loss of interest expected but still expecting a positive return on investment. Trends and risk factors are negative.
5	Underperforming investment with expected loss of interest and some principal.

All commercial mortgage loans are assigned an initial risk rating of 2. As of September 30, 2016, the risk rating of the Company's commercial loan held for investment was 3. As of September 30, 2016, the Company did not have any loans that were past due on their payments, in non-accrual status or impaired. No allowance for loan losses has been recorded as of September 30, 2016 or December 31, 2015.
For the nine months ended September 30, 2016 and 2015, the activity on the Company's commercial mortgage loans, held for investment, was as follows:

	Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015
Beginning balance	$17,135	$—
Originations	—	79,410
Discount accretion and premium amortization (1)	28	16
Ending balance	$17,163	$79,426
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(1)	Includes amortization of capitalized origination fees and expenses.

Note 4 — Commercial Mortgage Loans
As of December 31, 2015, the Company's commercial mortgage loan portfolio consisted of three loans:

			December 31, 2015
Balance sheet classification	Loan Type	Property Type	Par Value	Percentage
			(In thousands)
Commercial mortgage loan held for investment, net	Senior	Student Housing — Multifamily	$17,200	21.6%
Assets held for sale	Senior	Retail	18,150	22.7%
Assets held for sale	Senior	Hospitality	44,500	55.7%
			$79,850	100.0%

The Company recognized a loss of $5.5 million on its commercial mortgage loans held for sale during the year ended December 31, 2015. The Company did not have commercial mortgage loans as of December 31, 2014.
Credit Characteristics
As part of the Company's process for monitoring the credit quality of its loans, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its performing loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description
1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.
2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.
3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.
4	Underperforming investment with some loss of interest expected but still expecting a positive return on investment. Trends and risk factors are negative.
5	Underperforming investment with expected loss of interest and some principal.

All commercial mortgage loans are assigned an initial risk rating of 2. As of December 31, 2015, the risk rating of the Company's commercial loan held for investment was 2.0. As of December 31, 2015, the Company did not have any loans that were past due on their payments, in non-accrual status or impaired.
For the year ended December 31, 2015, the activity in the Company's loan portfolio was as follows:

(In thousands)	Year Ended December 31, 2015
Beginning balance	$—
Originations	79,410
Reclassifications to assets held for sale	(56,884)
Loss on assets held for sale	(5,476)
Discount accretion and premium amortization (1)	85
Ending balance	$17,135
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(1)	Includes amortization of capitalized origination fees and expenses.